SIGNIFICANT TRANSACTIONS	6 Months Ended
Jun. 30, 2022
Significant Transactions
SIGNIFICANT TRANSACTIONS	SIGNIFICANT TRANSACTIONS
During the six-month period ended June 30, 2022

VEON subsidiary Banglalink acquired 40 MHz of spectrum
On March 31, 2022, Banglalink, the Company's wholly-owned subsidiary in Bangladesh, acquired new spectrum for a fee of US $205 payable in installments over eleven years, doubling its spectrum holding in Bangladesh. Banglalink acquired 40 MHz of spectrum from the 2,300 MHz band
VEON subsidiary Jazz signed 4G License renewal
On April 12, 2022, Jazz signed a 4G license renewal with the PTA for a fee of PKR 45 billion (US$486) for fifteen years, of which 50% has been settled, and the remaining amount will be paid in five equal annual installments.
Sale of Georgia operations
On March 31, 2022, VEON Georgia Holdings B.V. entered a non-binding share purchase agreement with Miren Invest LLC ("Miren"), VEON's former local partner, for the sale of VEON Georgia LLC ("VEON Georgia"), our operating company in Georgia, for US$45, subject to VEON corporate approvals and regulatory approvals. The required approvals were subsequently obtained and the sale was completed on June 8, 2022.
On June 8, 2022, upon completion of the sale to Miren, control of VEON Georgia was transferred to Miren and VEON recognized a US$30 loss on disposal of VEON Georgia, which includes the recycling of currency translation reserve in the amount of US$41.
During the six-month period ended June 30, 2021
VEON subsidiary Banglalink successfully acquires 9.4MHz in spectrum auction
In March 2021, Banglalink, the Company's wholly-owned subsidiary in Bangladesh, acquired 4.4MHz spectrum in the 1800MHz band and 5MHz spectrum in 2100MHz band following successful bids at an auction held by the Bangladesh Telecommunication Regulatory Commission (BTRC). The newly acquired spectrum will see Banglalink increase its total spectrum holding from 30.6MHz to 40MHz. Banglalink will invest BDT 10 billion (US$115) to purchase the spectrum.
VEON completes the acquisition of majority shareholding in OTM
In June 2021, VEON successfully acquired a majority stake of 67% in OTM (a technology platform for the automation and planning of online advertising purchases in Russia) for USD 16 M.